SHARE-BASED COMPENSATION (Details)				12 Months Ended
	Aug. 18, 2026	May 01, 2024	Jan. 13, 2021	Jun. 30, 2026 $ / shares shares	Jun. 30, 2025 $ / shares shares
SHARE-BASED COMPENSATION
Stock Options, Shares, Outstanding at Beginning | shares				0	22
Stock Options, Shares, Granted | shares				0	0
Stock Options, Forfeited | shares				0	0
Stock Option, Shares, Exercised | shares				0	0
Stock Option, Shares, Expired | shares				0	22
Stock Options, Shares, Outstanding at Ending | shares				0	0
Stock Options, Weighted Average Exercise Price Per Share, Outstanding at Beginning | $ / shares				$ 0	$ 29,700
Stock Options, Weighted Average Exercise Price Per Share, Granted | $ / shares				0	0
Stock Options, Weighted Average Exercise Price Per Share, Forfeited | $ / shares				0	0
Stock Options, Weighted Average Exercise Price Per Share, Exercised | $ / shares				0	0
Stock Options, Weighted Average Exercise Price Per Share, Expired | $ / shares				0	0
Stock Options, Weighted Average Exercise Price Per Share, Outstanding at Ending | $ / shares				$ 0	$ 0
Reverse stock split	0.005	0.056	0.2
Subsequent event
SHARE-BASED COMPENSATION
Reverse stock split	0.005